U.S. Income Taxes (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Income Taxes [Abstract]
U.S. federal net operating loss carry forwards	$ 5,566,000	$ 5,293,000	$ 4,936,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,590,000	1,512,000	1,410,000
Deferred U.S. tax assets, Gross	7,156,000	6,805,000	6,346,000
Less: Valuation allowance	$ (7,156,000)	$ (6,805,000)	$ (6,346,000)
Total